LOSS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year	$ (6,388)	$ (28,914)	$ (22,090)
Diluted earnings per share denominator	105,024,732	101,870,064	103,508,820
Diluted earnings per ordinary share for continuing operations	$ 158	$ 24,590	$ 19,005
Adjusted (loss)/profit after tax	(533)	(24,512)	(18,437)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	6,013	28,991	22,658
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ 6,013	$ 28,991	$ 22,658
Diluted earnings per share denominator	26,256,183	25,467,517	25,877,205
Adjusted (loss)/profit after tax	$ 533	$ 24,512	$ 18,437